Loans And Leases (Individually Evaluated For Impairment By Class Of Loans) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		$ 379	$ 391
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		3,036	3,439
Impaired Financing Receivable, Unpaid Principal Balance, Total		3,415	3,830
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		125	137
Impaired Financing Receivable, with Related Allowance, Recorded Investment		3,036	3,439
Impaired Financing Receivable, Recorded Investment, Total		3,161	3,576
Impaired Financing Receivable, ALLL Allocated Loans and Leases		22	26
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment		130	142
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment		3,266	3,485
Impaired Financing Receivable, Average Recorded Investment, Total		3,396	3,627
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized		21	26
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized		174	178
Impaired Financing Receivable, Interest Income Recognized, Total		195	204
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	[1]	100	277
Impaired Financing Receivable, with Related Allowance, Recorded Investment	[1]	100	277
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	[1]	185	291
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	[1]	4	9
Single-Family Residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	[1]	110	116
Impaired Financing Receivable, with Related Allowance, Recorded Investment	[1]	110	116
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	[1]	113	118
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	[1]	6	6
Non-Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		2,826	2,856
Impaired Financing Receivable, with Related Allowance, Recorded Investment		2,826	2,856
Impaired Financing Receivable, ALLL Allocated Loans and Leases		22	24
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment		2,837	2,882
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized		157	154
Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		379	391
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance			190
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		125	137
Impaired Financing Receivable, with Related Allowance, Recorded Investment			190
Impaired Financing Receivable, ALLL Allocated Loans and Leases			2
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment		130	142
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment		131	194
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized		21	26
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized		$ 7	$ 9

[1]	Allowance recorded is less than $1 resulting in rounding to zero